ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF PRINCIPAL SUBSIDIARIES AND VIES

As of December 31, 2025, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangdong Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	7,179	334,198
Accounts receivable from third parties (net of allowance of RMB19 and nil as of December 31, 2024 and 2025, respectively)	62	-
Amounts due from Group companies	498,455	173,911
Inventories	68	68
Other assets	6,438	5,163
Total assets	512,202	513,340
Accounts and notes payable	4,320	26
Amounts due to Group companies	168	94
Accrued expenses and other liabilities	1,046	5,853
Other liabilities	186	1,305
Total liabilities	5,720	7,278

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue from Group companies (1)	23,344	49,679	1,528
Revenue from a related party and third parties	1,433,072	903,402	170

Cost from Group companies	(790,069)	(533,402)	-
Cost from a related party and third parties	(350,185)	(312,125)	(1,905)

Net income (loss)	29,046	8,160	(411)

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the years ended December 31, 2023, 2024 and 2025, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the years ended December 31, 2023, 2024 and 2025 are RMB23,344, RMB49,679 and RMB1,528, respectively.